Note 1 - Basis of Presentation and General Information - Charterers Individually Accounted for More than 10% of the Company's Voyage and Time Charter Revenues (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Charterer CMA [Member]
Concentration Risk, Percentage	24.00%	17.00%	24.00%
Maersk Line A/S [Member]
Concentration Risk, Percentage	21.00%	19.00%	11.00%
Vasi Shipping Pte. Ltd., Singapore [Member]
Concentration Risk, Percentage	15.00%	0.00%	0.00%
Charterer MSC [Member]
Concentration Risk, Percentage	0.00%	18.00%	15.00%
Charterer GSS [Member]
Concentration Risk, Percentage	0.00%	10.00%	21.00%
Hapag-Lloyd AG [Member]
Concentration Risk, Percentage	0.00%	0.00%	16.00%